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                                PROSPECTUS SUPPLEMENT
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

             SEPARATE ACCOUNT VA-K (ALLMERICA ADVANTAGE/EXECANNUITY PLUS)
                     SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 1997

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The Total Annual Fund Charges for the Fidelity VIP Equity-Income Portfolio on
page P-3 of the Profile and the Total Fund Expenses for the Fidelity VIP Equity-Income Portfolio on page 11 of the Prospectus is changed from 0.68 to 0.58%.

Supplement Dated December 29, 1997